Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Aug. 14, 2025	Jun. 16, 2025	Dec. 31, 2024
Accounts receivable, net of allowance for credit losses	$ 429,000	$ 303,000			$ 0
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000	100,000	100,000	100,000	577,067
Preferred stock, shares issued (in shares)	0	0			0
Preferred stock, shares outstanding (in shares)	0	0			0
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			14,900,000	14,900,000
Class A common stock
Common stock, par value (in dollars per share)		$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)		0		12,000,000	7,000,000
Common stock, shares issued (in shares)		0			2,497,950
Common stock, shares outstanding (in shares)		0			2,497,950
Class B common stock
Common stock, par value (in dollars per share)		$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)		0		2,900,000	3,000,000
Common stock, shares issued (in shares)		0			2,502,050
Common stock, shares outstanding (in shares)		0			2,502,050
Common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	14,900,000	14,900,000			14,900,000
Common stock, shares issued (in shares)	6,619,796	6,619,796			0
Common stock, shares outstanding (in shares)	6,619,796	6,619,796			0